INVESTMENTS - Unconsolidated VIE (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Investments	$ 3,330	$ 2,270
Due from affiliates	769	886
Total assets	4,185	3,205
Accounts payable	709	859
Due to affiliates	216	261
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investments	3,330
Due from affiliates	156	394
Total assets	3,486	2,664
Accounts payable	709	859
Due to affiliates	209	256
Maximum exposure to loss	$ 4,404	$ 3,779